UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended __________

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  390 Park Avenue
          4th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry Feirstein
Title:
Phone:    (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein              New York, New York             May 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       55

Form 13F Information Table Value Total: $223,495
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]




                                                                     FORM 13F
                                                                  Barry Feirstein
                                                                     31-Mar-02


ITEM 1:                           ITEM 2:   ITEM 3:    ITEM 4:     ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:

                                                                               INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                     (B)                            (SHARES)
                                                                                   SHARED       (C)    MGRS
                                  TITLE     CUSIP      FAIR        SHRS OR   (A)   AS DEFINED  SHARED- SEE      (A)    (B)    (C)
NAME OF ISSUER                    OF CLASS  NUMBER     MKT VALUE   PRN AMT   SOLE  IN INSTR. V OTHER   INST. V  SOLE  SHARED  NONE


ADAPTEC                           Common  00651F108     2,674,000   200,000  X                                 200,000
ALLIED WASTE INDS COM             Common  019589308     1,950,000   150,000  X                                 150,000
APOLLO GROUP INC COM UNV PHOENX   Common  037604204     2,092,000    50,000  X                                  50,000
AT & T WIRELESS                   Common  00209A106       447,500    50,000  X                                  50,000
AT RD INC COM                     Common  04648K105     2,765,000   350,000  X                                 350,000
BAUSCH & LOMB                     Common  071707103     4,457,000   100,000  X                                 100,000
BOTTOMLINE TECH DEL COM           Common  101388106     1,267,500   150,000  X                                 150,000
CALPINE CORP COMMON               Common  131347106    16,510,000 1,300,000  X                               1,300,000
CAMECO CORP COM                   Common  13321L108    33,304,000 1,150,000  X                               1,150,000
CEPHALON INC                      Common  156708109    12,600,000   200,000  X                                 200,000
COSTAR GROUP INC COM              Common  22160N109       569,000    25,000  X                                  25,000
CYTYC CORP COM                    Common  232946103       269,200    10,000  X                                  10,000
E TRADE GROUP INC                 Common  269246104     2,826,000   300,000  X                                 300,000
ECOLLEGE COM                      Common  27887E100       547,400   170,000  X                                 170,000
ESPEED INC CL A                   Common  296643109     1,058,000   100,000  X                                 100,000
GEMSTAR INTL GROUP INC            Common  36866W106     1,479,000   100,000  X                                 100,000
GLOBAL SPORTS INC COM             Common  37937A107     3,847,500   225,000  X                                 225,000
GLOBESPAN VIRATA INC              Common  37957V106     4,476,000   300,000  X                                 300,000
HARRIS INTERACTIVE INC COM        Common  414549105       688,000   200,000  X                                 200,000
HEALTH EXTRAS INC COM             Common  422211102        68,000    25,000  X                                  25,000
HISPANIC BROADCASTING CL          Common  43357B104     1,456,000    50,000  X                                  50,000
LIBERTY MEDIA GROUP               Common  530718105     5,056,000   400,000  X                                 400,000
LOCKHEED MARTIN CORP COM          Common  539830109     5,758,000   100,000  X                                 100,000
MARVEL ENTERPRISES INC            Common  57383M108       412,500    50,000  X                                  50,000
MCAFEE ASSOCS INC                 Common  579062100     4,941,000   300,000  X                                 300,000
MICRON TECHNOLOGY                 Common  595112103       164,500     5,000  X                                   5,000
MILLICOM INTL CELLULAR SA         Common  L6388F102     3,360,000   500,000  X                                 500,000
NEOFORMA COM INC COM NEW          Common  640475505     6,874,000   350,000  X                                 350,000
NORTHROP GRUMMAN                  Common  666807102     5,652,500    50,000  X                                  50,000
NUMERICAL TECHNOLOGIES COM        Common  67053T101       675,500    50,000  X                                  50,000
OPENWAVE SYS INC COM              Common  683718100       636,000   100,000  X                                 100,000
OVERTURE SYS INC COM              Common  69039R100       698,000    25,000  X                                  25,000
PAY PAL                           Common  704508100     3,810,000   200,000  X                                 200,000
PERMA-FIX ENVIRON SVCS            Common  714157104       325,000   100,000  X                                 100,000
PHOTOMEDEX INC                    Common  719358103        50,000    25,000  X                                  25,000
PRAXAIR INC                       Common  74005P104     5,980,000   100,000  X                                 100,000
PRICELINE COM INC COM             Common  741503106     1,046,000   200,000  X                                 200,000
RAYTHEON CO                       Common  755111507     9,031,000   220,000  X                                 220,000
RIVERSTONE NETWORKS COM           Common  769320102        60,000    10,000  X                                  10,000
SEPRACOR INC COM                  Common  817315104    19,400,000 1,000,000  X                               1,000,000
SIRIUS SATELLITE RADIO            Common  82966U103     1,596,000   300,000  X                                 300,000
SMARTFORCE PLC ADR                Common  83170A206     1,837,500   175,000  X                                 175,000
SPRINT CORP PCS COM SER 1         Common  852061506       514,500    50,000  X                                  50,000
STILLWATER MNG                    Common  86074Q102     3,770,000   200,000  X                                 200,000
STUDENT ADVANTAGE INC COM         Common  86386Q105       664,300   700,000  X                                 700,000
SYLVAN LEARNING SYS               Common  871399101     1,412,500    50,000  X                                  50,000
TESCO CORP                        Common  88157K101    12,420,000 1,000,000  X                               1,000,000
TIVO INC COM                      Common  888706108     1,457,500   275,000  X                                 275,000
TMP WORLDWIDE                     Common  872941109     3,447,000   100,000  X                                 100,000
TYCO INTL LTD                     Common  902124106     6,464,000   200,000  X                                 200,000
UNIVISION COMMUNICATIONS          Common  914906102     1,050,000    25,000  X                                  25,000
USA NETWORKS INC                  Common  902984103     6,354,000   200,000  X                                 200,000
WEATHERFORD INTL INC              Common  947074100     4,763,000   100,000  X                                 100,000
XM SATELLITE RADIO HLDG           Common  983759101     5,508,000   400,000  X                                 400,000
YAHOO INC                         Common  984332106     2,955,200   160,000  X                                 160,000

                                                      223,494,600                                            12,925,000



00618.0001 #323732